Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents (Note 4)	$ 49,117,630	$ 57,415,350
Marketable securities (Note 5)	105,218	83,575
Income tax receivable (Note 10)	8,682,839	8,682,839
Prepaid expense and other	506,663	573,411
Total current assets	58,412,350	66,755,175
Property, plant and equipment, net (Note 6)	2,153,678	2,514,552
Right of use asset	74,415	165,576
Total assets	60,640,443	69,435,303
Current Liabilities:
Accounts payable and accrued expenses (Note 3)	473,226	780,925
Lease liability	77,093	92,819
Contingent value rights (Note 3)	60,242	60,242
Total current liabilities	610,561	933,986
Lease liability		77,093
Total liabilities	$ 610,561	1,011,079
SHAREHOLDERS' EQUITY
Preferred Stock, Shares Issued	0
Common shares	$ 302,679,682	302,469,647
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	23,402,083	21,409,668
Accumulated deficit	(286,677,255)	(276,080,463)
Total shareholders' equity	60,029,882	68,424,224
Total liabilities and shareholders' equity	$ 60,640,443	$ 69,435,303